Income taxes - Settlement program (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Current liabilities	$ 371	$ 324
Non-current liabilities	1,869	1,964
REFIS liabilities	$ 2,240	$ 2,288
SELIC rate (in percentage)	13.75%	9.25%